UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
February 12, 2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $229,538(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- -------- ------ -------- ------
Apache Corp.                   COM        037411105     3966    50517 SH       SOLE            50517
Apple Computers                COM        037833100     6742    12668 SH       SOLE            12668
BHP Billiton Plc.              COM        05545E209     5220    74184 SH       SOLE            74184
BP PLC-Sponsored ADR           ADR        055622104      207     4971 SH       SOLE             4971
Beam                           COM        073730103      418     6850 SH       SOLE             6850
Becton Dickinson & Co.         COM        075887109     6178    79009 SH       SOLE            79009
Berkshire Hathaway Class B     COM        084670702     7478    83362 SH       SOLE            83362
CME Group Inc                  COM        12572Q105      214     4225 SH       SOLE             4225
CSX Corp                       COM        126408103     3434   174060 SH       SOLE           174060
Caterpillar Inc                COM        149123101     5597    62456 SH       SOLE            62456
ChevronTexaco Corp             COM        166764100      528     4881 SH       SOLE             4881
Cnooc LTD ADR                  ADR        126132109      346     1575 SH       SOLE             1575
Coca Cola Co.                  COM        191216100     6950   191737 SH       SOLE           191737
Colgate Palmolive Co           COM        194162103     7646    73143 SH       SOLE            73143
Danaher Corporation            COM        235851102     8939   159904 SH       SOLE           159904
Discovery Communications       COM        25470F302     7232   123625 SH       SOLE           123625
EMC Corp.                      COM        268648102     7667   303041 SH       SOLE           303041
Eli Lilly Co Inc               COM        532457108      277     5622 SH       SOLE             5622
Exxon Mobil Corporation        COM        30231G102     8158    94258 SH       SOLE            94258
Fomento Economico Mexico S.A.B COM        344419106     7869    78145 SH       SOLE            78145
General Mills, Inc.            COM        370334104      243     6000 SH       SOLE             6000
Google                         COM        38259P508     8340    11790 SH       SOLE            11790
H.J. Heinz Co.                 COM        423074103     7088   122885 SH       SOLE           122885
International Business Machine COM        459200101     7585    39597 SH       SOLE            39597
JP Morgan Chase & Co.          COM        46625H100      317     7218 SH       SOLE             7218
Johnson & Johnson              COM        478160104     6383    91061 SH       SOLE            91061
Lowe's Companies               COM        548661107     7801   219625 SH       SOLE           219625
Metlife, Inc.                  COM        59156R108     6555   199000 SH       SOLE           199000
Mondelez International         COM        609207105     7536   296088 SH       SOLE           296088
Monsanto Co                    COM        61166W101      246     2600 SH       SOLE             2600
Nestle SA - Spons ADR          ADR        641069406      576     8850 SH       SOLE             8850
Novartis AG-ADR                COM        66987V109     6102    96394 SH       SOLE            96394
Oracle Corp.                   COM        68389X105     5109   153322 SH       SOLE           153322
Pepsico                        COM        713448108      200     2924 SH       SOLE             2924
Procter & Gamble               COM        742718109      268     3943 SH       SOLE             3943
Qualcomm Inc.                  COM        747525103     7214   116624 SH       SOLE           116624
Schlumberger, Ltd.             COM        806857108     5632    81278 SH       SOLE            81278
Schwab (Charles) Corp.         COM        808513105     7842   546105 SH       SOLE           546105
Standard & Poor's Depository R ETF        78462F103      251     1765 SH       SOLE             1765
Starbucks Corporation          COM        855244109      432     8050 SH       SOLE             8050
Target Corp.                   COM        87612E106     8412   142173 SH       SOLE           142173
United Technologies Corp       COM        913017109     8540   104138 SH       SOLE           104138
Vanguard Mid-Cap VIPER         ETF        922908629      357     4333 SH       SOLE             4333
Vanguard Small Cap Value Fund  ETF        922908611    11473   157915 SH       SOLE           157915
Vanguard Total Stock Market Vi ETF        922908769     3125    42645 SH       SOLE            42645
Visa Inc                       COM        92826C839      265     1750 SH       SOLE             1750
Wal-Mart Stores                COM        931142103      897    13150 SH       SOLE            13150
Yum! Brands Inc.               COM        988498101     6177    93025 SH       SOLE            93025
iShares MSCI EAFE Index Fund   ETF        464287465      212     3721 SH       SOLE             3721
iShares MSCI Emerging Markets  ETF        464287234     7692   173435 SH       SOLE           173435
iShares Russell 1000 Index Fun ETF        464287622      443     5600 SH       SOLE             5600
iShares Russell Midcap Index F ETF        464287499      458     4050 SH       SOLE             4050
iShares S&P Small-Cap 600 Inde ETF        464287804      701     8970 SH       SOLE             8970